Rational/RGN Hedged Equity Fund

(the “Fund”)

Class A Shares: RNEAX	Class C Shares: RNECX	Institutional Shares: RNEIX

December 18, 2024

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information for the Fund dated September 27, 2024.

______________________________________________________________________________

Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund & Variable Insurance Trust (the “Trust”). Accordingly, the following information is added to the table under the section of the Fund’s SAI entitled “Management - Trustees and Officers”.

Name, Address, Year of Birth	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years

Thomas Hamel 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1969	Vice President	Since 2024

Vice President, Mutual Fund Series Trust and Catalyst Strategic Income Opportunities Fund, November 2024 – Present; Managing Director, Head of Investment Operations, Catalyst Capital Advisors LLC, AlphaCentric Advisors LLC and Rational Advisors, Inc, since January 2024; COO, Head of Investment Operations & Accounting, Captain Technologies, 2020—2024; Head of Client & Investment Operations, Aksia LLC, 2009—2020.

* * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund dated September 27, 2024, which provides information that you should know about the Fund before investing. This document is available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to Rational Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

Rational Equity Armor Fund

Class A Shares: HDCAX	Class C Shares: HDCEX	Institutional Shares: HDCTX

Rational Tactical Return Fund

Class A Shares: HRSAX	Class C Shares: HRSFX	Institutional Shares: HRSTX

Rational Dynamic Brands Fund

Class A Shares: HSUAX	Class C Shares: HSUCX	Institutional Shares: HSUTX

Rational Strategic Allocation Fund

Class A Shares: RHSAX	Class C Shares: RHSCX	Institutional Shares: RHSIX

Rational/ReSolve Adaptive Asset Allocation Fund

Class A Shares: RDMAX	Class C Shares: RDMCX	Institutional Shares: RDMIX

 Rational/Pier 88 Convertible Securities Fund

Class A Shares: PBXAX	Class C Shares: PBXCX	Institutional Shares: PBXIX

Rational Special Situations Income Fund

Class A Shares: RFXAX	Class C Shares: RFXCX	Institutional Shares: RFXIX

(collectively, the “Funds”)

December 18, 2024

The information in this Supplement amends certain information contained in each Fund’s currently effective Statement of Additional Information (collectively, the “SAI”).

______________________________________________________________________________

Effective December 4, 2024, Thomas Hamel is a Vice President of Mutual Fund & Variable Insurance Trust (the “Trust”). Accordingly, the following information is added to the table under the section of the Funds’ SAI entitled “Management - Trustees and Officers”.

Name, Address, Year of Birth	Position(s) Held with Trust	Term and Length Served	Principal Occupation(s) During Past 5 Years

Thomas Hamel 36 N. New York Avenue Huntington, NY 11743 Year of Birth: 1969	Vice President	Since 2024	Vice President, Mutual Fund Series Trust and Catalyst Strategic Income Opportunities Fund, November 2024 – Present; Managing Director, Head of Investment Operations, Catalyst Capital Advisors LLC, AlphaCentric Advisors LLC and Rational Advisors, Inc, since January 2024; COO, Head of Investment Operations & Accounting, Captain Technologies, 2020–2024; Head of Client & Investment Operations, Aksia LLC, 2009—2020.

* * *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Funds each dated May 1, 2024, as supplemented, which provides information that you should know about the Funds before investing. This document is available upon request and without charge by calling the Funds toll-free at 1-800-253-0412 or by writing to Rational Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.